John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 11/30/2021

Portfolios’ investments
MULTI-INDEX 2065 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.3%
Equity - 59.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	390,102	$5,734,506

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,619,592)		$5,734,506
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Exchange-traded funds - 38.7%
Financial Select Sector SPDR Fund	3,782	143,565
iShares MSCI Global Min Vol Factor ETF	701	72,680
Vanguard Dividend Appreciation ETF	296	47,949
Vanguard Emerging Markets Government Bond ETF	915	70,025
Vanguard FTSE All World ex-US Small-Cap ETF	1,480	194,960
Vanguard FTSE Developed Markets ETF	950	47,215
Vanguard FTSE Emerging Markets ETF	11,840	582,410
Vanguard Health Care ETF	586	145,433
Vanguard Information Technology ETF	165	73,869
Vanguard Intermediate-Term Corporate Bond ETF	678	63,325
Vanguard Mid-Cap ETF	3,459	851,122
Vanguard S&P 500 ETF	2,666	1,117,214
Vanguard Small-Cap ETF	944	207,350
Vanguard Total Bond Market ETF	607	51,850
Xtrackers USD High Yield Corporate Bond ETF	1,929	75,578

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,661,918)		$3,744,545
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$94,000	58,197
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	16,000	9,387
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	130,000	77,417
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	76,000	47,667

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $176,814)		$192,668
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	84,982	84,982

TOTAL SHORT-TERM INVESTMENTS (Cost $84,982)		$84,982
Total investments (Cost $9,543,306) - 100.9%		$9,756,701
Other assets and liabilities, net - (0.9%)		(85,615)
TOTAL NET ASSETS - 100.0%		$9,671,086
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 59.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,086,964	$60,078,370

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $51,729,899)		$60,078,370
UNAFFILIATED INVESTMENT COMPANIES - 38.9%
Exchange-traded funds - 38.9%
Financial Select Sector SPDR Fund	39,778	1,509,973
iShares MSCI Global Min Vol Factor ETF	7,347	761,737
Vanguard Dividend Appreciation ETF	3,115	504,599
Vanguard Emerging Markets Government Bond ETF (D)	9,527	729,101
Vanguard FTSE All World ex-US Small-Cap ETF	15,575	2,051,695
Vanguard FTSE Developed Markets ETF	10,004	497,199
Vanguard FTSE Emerging Markets ETF	124,286	6,113,628
Vanguard Health Care ETF	6,129	1,521,095
Vanguard Information Technology ETF	1,713	766,893
Vanguard Intermediate-Term Corporate Bond ETF	6,998	653,613
Vanguard Mid-Cap ETF	36,383	8,952,401
Vanguard S&P 500 ETF	27,957	11,715,662
Vanguard Small-Cap ETF	9,916	2,178,049
Vanguard Total Bond Market ETF	6,262	534,900
Xtrackers USD High Yield Corporate Bond ETF	20,061	785,990

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $33,386,000)		$39,276,535
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$984,300	609,401
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	174,000	102,078
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	1,363,000	811,686
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	802,300	503,202

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,885,100)		$2,026,367
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.0000% (C)(E)	71,166	712,027
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	4	4

TOTAL SHORT-TERM INVESTMENTS (Cost $712,060)		$712,031
Total investments (Cost $87,713,059) - 101.0%		$102,093,303
Other assets and liabilities, net - (1.0%)		(963,011)
TOTAL NET ASSETS - 100.0%		$101,130,292
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 59.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,010,179	$132,449,631

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $112,820,681)		$132,449,631
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Exchange-traded funds - 38.8%
Financial Select Sector SPDR Fund	87,900	3,336,684
iShares MSCI Global Min Vol Factor ETF	16,221	1,681,793
Vanguard Dividend Appreciation ETF	6,876	1,113,843
Vanguard Emerging Markets Government Bond ETF	21,035	1,609,809
Vanguard FTSE All World ex-US Small-Cap ETF	34,117	4,494,232
Vanguard FTSE Developed Markets ETF	21,893	1,088,082
Vanguard FTSE Emerging Markets ETF (D)	271,860	13,372,793
Vanguard Health Care ETF (D)	13,531	3,358,124
Vanguard Information Technology ETF	3,781	1,692,716
Vanguard Intermediate-Term Corporate Bond ETF	15,449	1,442,937
Vanguard Mid-Cap ETF	80,330	19,766,000
Vanguard S&P 500 ETF	61,726	25,866,896
Vanguard Small-Cap ETF	21,692	4,764,648
Vanguard Total Bond Market ETF	13,825	1,180,932
Xtrackers USD High Yield Corporate Bond ETF	44,293	1,735,400

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $71,111,740)		$86,504,889
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$2,160,100	1,337,364
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	381,000	223,516
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	2,989,000	1,779,992
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	1,760,800	1,104,373

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,139,240)		$4,445,245
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.0000% (C)(E)	131,070	1,311,364
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,312,422)		$1,312,416
Total investments (Cost $189,384,083) - 100.8%		$224,712,181
Other assets and liabilities, net - (0.8%)		(1,762,711)
TOTAL NET ASSETS - 100.0%		$222,949,470
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 59.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,875,079	$174,563,661

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $148,967,039)		$174,563,661
UNAFFILIATED INVESTMENT COMPANIES - 38.7%
Exchange-traded funds - 38.7%
Financial Select Sector SPDR Fund	115,244	4,374,662
iShares MSCI Global Min Vol Factor ETF	21,280	2,206,310
Vanguard Dividend Appreciation ETF	9,021	1,461,312
Vanguard Emerging Markets Government Bond ETF	27,594	2,111,769
Vanguard FTSE All World ex-US Small-Cap ETF	44,990	5,926,533
Vanguard FTSE Developed Markets ETF	28,870	1,434,839
Vanguard FTSE Emerging Markets ETF	358,495	17,634,369
Vanguard Health Care ETF	17,750	4,405,195
Vanguard Information Technology ETF	4,960	2,220,542
Vanguard Intermediate-Term Corporate Bond ETF	20,267	1,892,938
Vanguard Mid-Cap ETF	105,381	25,930,049
Vanguard S&P 500 ETF	80,975	33,933,383
Vanguard Small-Cap ETF	28,604	6,282,869
Vanguard Total Bond Market ETF	18,136	1,549,177
Xtrackers USD High Yield Corporate Bond ETF	58,113	2,276,867

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $93,589,157)		$113,640,814
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$2,855,500	1,767,901
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	504,000	295,675
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	3,952,000	2,353,472
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	2,327,500	1,459,807

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,462,668)		$5,876,855
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,052)		$1,052
Total investments (Cost $248,019,916) - 100.1%		$294,082,382
Other assets and liabilities, net - (0.1%)		(347,968)
TOTAL NET ASSETS - 100.0%		$293,734,414
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.0%
Equity - 59.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,637,775	$229,875,294

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $196,466,056)		$229,875,294
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	154,151	5,851,572
iShares Global Infrastructure ETF	2,163	98,092
iShares MSCI Global Min Vol Factor ETF	28,423	2,946,897
Vanguard Dividend Appreciation ETF	12,069	1,955,057
Vanguard Emerging Markets Government Bond ETF	55,891	4,277,338
Vanguard Energy ETF	3,899	298,468
Vanguard FTSE All World ex-US Small-Cap ETF	59,683	7,862,042
Vanguard FTSE Developed Markets ETF	41,705	2,072,739
Vanguard FTSE Emerging Markets ETF	465,716	22,908,570
Vanguard Global ex-U.S. Real Estate ETF	1,771	97,741
Vanguard Health Care ETF	23,763	5,897,501
Vanguard Information Technology ETF	6,742	3,018,326
Vanguard Intermediate-Term Corporate Bond ETF	26,797	2,502,840
Vanguard Materials ETF	1,046	192,799
Vanguard Mid-Cap ETF	137,631	33,865,484
Vanguard Real Estate ETF	2,771	295,777
Vanguard S&P 500 ETF	107,502	45,049,787
Vanguard Small-Cap ETF	37,236	8,178,887
Vanguard Total Bond Market ETF	24,066	2,055,718
Xtrackers USD High Yield Corporate Bond ETF (D)	82,343	3,226,199

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $126,042,169)		$152,651,834
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$4,059,300	2,513,199
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	717,000	420,633
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	5,616,000	3,344,407
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	3,307,800	2,074,651

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,769,788)		$8,352,890
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.0000% (C)(E)	315,524	3,156,845
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	551,045	551,045

TOTAL SHORT-TERM INVESTMENTS (Cost $3,708,016)		$3,707,890
Total investments (Cost $333,986,029) - 101.3%		$394,587,908
Other assets and liabilities, net - (1.3%)		(5,239,985)
TOTAL NET ASSETS - 100.0%		$389,347,923
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.6%
Equity - 53.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,911,808	$219,203,574

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $185,498,275)		$219,203,574
UNAFFILIATED INVESTMENT COMPANIES - 42.9%
Exchange-traded funds - 42.9%
Financial Select Sector SPDR Fund	159,767	6,064,755
iShares Global Infrastructure ETF	12,387	561,750
iShares MSCI Global Min Vol Factor ETF	44,940	4,659,379
Vanguard Dividend Appreciation ETF	19,048	3,085,586
Vanguard Emerging Markets Government Bond ETF	98,497	7,537,975
Vanguard Energy ETF	22,471	1,720,155
Vanguard FTSE All World ex-US Small-Cap ETF	62,593	8,245,376
Vanguard FTSE Developed Markets ETF	86,428	4,295,472
Vanguard FTSE Emerging Markets ETF (D)	372,616	18,328,981
Vanguard Global ex-U.S. Real Estate ETF	10,180	561,834
Vanguard Health Care ETF	24,544	6,091,330
Vanguard Information Technology ETF	6,959	3,115,475
Vanguard Intermediate-Term Corporate Bond ETF	114,357	10,680,944
Vanguard Materials ETF	6,005	1,106,842
Vanguard Mid-Cap ETF	121,603	29,921,634
Vanguard Real Estate ETF	15,863	1,693,217
Vanguard S&P 500 ETF	108,664	45,536,736
Vanguard Small-Cap ETF	31,962	7,020,453
Vanguard Total Bond Market ETF	102,694	8,772,121
Xtrackers USD High Yield Corporate Bond ETF	174,430	6,834,167

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $147,694,408)		$175,834,182
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.9%
U.S. Government - 3.9%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$7,735,700	4,789,336
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	1,366,000	801,373
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	10,705,000	6,374,979
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	6,304,500	3,954,179

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $14,885,871)		$15,919,867
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.0000% (C)(E)	1,317,462	13,181,334
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	618,620	618,620

TOTAL SHORT-TERM INVESTMENTS (Cost $13,799,843)		$13,799,954
Total investments (Cost $361,878,397) - 103.8%		$424,757,577
Other assets and liabilities, net - (3.8%)		(15,657,535)
TOTAL NET ASSETS - 100.0%		$409,100,042
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 48.2%
Equity - 48.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,987,754	$235,019,987

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $198,814,297)		$235,019,987
UNAFFILIATED INVESTMENT COMPANIES - 46.4%
Exchange-traded funds - 46.4%
Financial Select Sector SPDR Fund	161,103	6,115,470
iShares Global Infrastructure ETF	30,952	1,403,673
iShares MSCI Global Min Vol Factor ETF	99,931	10,360,846
Vanguard Dividend Appreciation ETF	42,398	6,868,052
Vanguard Emerging Markets Government Bond ETF	181,307	13,875,425
Vanguard Energy ETF	55,680	4,262,304
Vanguard FTSE All World ex-US Small-Cap ETF	68,435	9,014,943
Vanguard FTSE Developed Markets ETF	119,155	5,922,004
Vanguard FTSE Emerging Markets ETF (D)	327,894	16,129,106
Vanguard Global ex-U.S. Real Estate ETF	25,338	1,398,404
Vanguard Health Care ETF	24,781	6,150,149
Vanguard Information Technology ETF	7,003	3,135,173
Vanguard Intermediate-Term Corporate Bond ETF	266,407	24,882,414
Vanguard Materials ETF	15,024	2,769,224
Vanguard Mid-Cap ETF	116,992	28,787,052
Vanguard Real Estate ETF	39,772	4,245,263
Vanguard S&P 500 ETF	96,787	40,559,560
Vanguard Small-Cap ETF	29,036	6,377,757
Vanguard Total Bond Market ETF	238,488	20,371,645
Xtrackers USD High Yield Corporate Bond ETF (D)	359,407	14,081,565

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $197,116,480)		$226,710,029
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Government - 5.5%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$13,000,200	8,048,700
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	2,296,000	1,346,963
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	17,990,000	10,713,300
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	10,594,800	6,645,053

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,033,904)		$26,754,016
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.0000% (C)(E)	1,021,692	10,222,130
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	347,736	347,736

TOTAL SHORT-TERM INVESTMENTS (Cost $10,569,377)		$10,569,866
Total investments (Cost $431,534,058) - 102.2%		$499,053,898
Other assets and liabilities, net - (2.2%)		(10,822,317)
TOTAL NET ASSETS - 100.0%		$488,231,581
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 42.4%
Equity - 42.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,788,530	$217,391,398

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $181,930,443)		$217,391,398
UNAFFILIATED INVESTMENT COMPANIES - 50.2%
Exchange-traded funds - 50.2%
Financial Select Sector SPDR Fund	159,566	6,057,125
Invesco Senior Loan ETF	453,090	9,877,362
iShares Global Infrastructure ETF	49,792	2,258,067
iShares MSCI Global Min Vol Factor ETF	153,423	15,906,897
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	96,203	2,741,786
Vanguard Dividend Appreciation ETF	65,034	10,534,858
Vanguard Emerging Markets Government Bond ETF	238,410	18,245,517
Vanguard Energy ETF	87,504	6,698,431
Vanguard FTSE All World ex-US Small-Cap ETF	68,357	9,004,668
Vanguard FTSE Developed Markets ETF	119,594	5,943,822
Vanguard FTSE Emerging Markets ETF	215,822	10,616,284
Vanguard Global ex-U.S. Real Estate ETF	40,716	2,247,116
Vanguard Health Care ETF	24,648	6,117,141
Vanguard Information Technology ETF	6,887	3,083,241
Vanguard Intermediate-Term Corporate Bond ETF	338,393	31,605,906
Vanguard Materials ETF	24,209	4,462,203
Vanguard Mid-Cap ETF	95,796	23,571,564
Vanguard Real Estate ETF	63,170	6,742,766
Vanguard S&P 500 ETF	60,332	25,282,728
Vanguard Short-Term Corporate Bond ETF	49,388	4,027,591
Vanguard Small-Cap ETF	22,485	4,938,830
Vanguard Total Bond Market ETF	302,845	25,869,020
Xtrackers USD High Yield Corporate Bond ETF (D)	555,347	21,758,495

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $232,137,795)		$257,591,418
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$360,055	375,062
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	977,257	1,048,662
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,182,934	1,272,555
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	276,115	299,385
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	17,241,900	10,674,827
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	3,044,000	1,785,782
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	23,861,000	14,209,563
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	14,053,100	8,814,097

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $36,333,747)		$38,479,933
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 4.2%
Short-term funds - 4.2%
John Hancock Collateral Trust, 0.0000% (C)(E)	2,147,538	$21,486,331
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $21,486,859)		$21,487,383
Total investments (Cost $471,888,844) - 104.3%		$534,950,132
Other assets and liabilities, net - (4.3%)		(22,043,001)
TOTAL NET ASSETS - 100.0%		$512,907,131
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.8%
Equity - 33.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,587,803	$140,940,705

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $116,534,731)		$140,940,705
UNAFFILIATED INVESTMENT COMPANIES - 57.6%
Exchange-traded funds - 57.6%
Financial Select Sector SPDR Fund	114,865	4,360,275
Invesco Senior Loan ETF	594,026	12,949,767
iShares Global Infrastructure ETF	54,172	2,456,700
iShares MSCI Global Min Vol Factor ETF	164,035	17,007,149
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	98,656	2,811,696
Vanguard Dividend Appreciation ETF	69,681	11,287,625
Vanguard Emerging Markets Government Bond ETF (D)	245,122	18,759,187
Vanguard Energy ETF	95,613	7,319,175
Vanguard FTSE All World ex-US Small-Cap ETF	47,193	6,216,734
Vanguard FTSE Developed Markets ETF	107,392	5,337,382
Vanguard FTSE Emerging Markets ETF	103,371	5,084,819
Vanguard Global ex-U.S. Real Estate ETF	44,186	2,438,625
Vanguard Health Care ETF	17,672	4,385,837
Vanguard Information Technology ETF	4,945	2,213,827
Vanguard Intermediate-Term Corporate Bond ETF	379,348	35,431,103
Vanguard Materials ETF	26,275	4,843,008
Vanguard Mid-Cap ETF	58,581	14,414,441
Vanguard Real Estate ETF	69,029	7,368,155
Vanguard S&P 500 ETF	18,618	7,802,059
Vanguard Short-Term Corporate Bond ETF	140,471	11,455,410
Vanguard Small-Cap ETF	13,181	2,895,207
Vanguard Total Bond Market ETF	339,496	28,999,748
Xtrackers USD High Yield Corporate Bond ETF (D)	609,538	23,881,702

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $224,146,346)		$239,719,631
MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,038,693	$1,081,985
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,819,606	3,025,624
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,411,820	3,670,306
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	795,922	863,001
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	13,127,200	8,127,329
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	2,318,000	1,359,869
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	18,166,000	10,818,110
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	10,698,000	6,709,780

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,884,777)		$35,656,004
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 6.7%
John Hancock Collateral Trust, 0.0000% (C)(E)	2,780,229	27,816,473
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $27,818,630)		$27,817,525
Total investments (Cost $402,384,484) - 106.7%		$444,133,865
Other assets and liabilities, net - (6.7%)		(27,730,631)
TOTAL NET ASSETS - 100.0%		$416,403,234
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.3%
Equity - 21.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,085,972	$45,363,792

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,475,100)		$45,363,792
UNAFFILIATED INVESTMENT COMPANIES - 70.4%
Exchange-traded funds - 70.4%
Financial Select Sector SPDR Fund	54,725	2,077,361
Invesco Senior Loan ETF	391,038	8,524,628
iShares Global Infrastructure ETF (D)	32,415	1,470,020
iShares MSCI Global Min Vol Factor ETF	97,559	10,114,917
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	57,978	1,652,373
Vanguard Dividend Appreciation ETF	41,348	6,697,963
Vanguard Emerging Markets Government Bond ETF (D)	144,310	11,044,044
Vanguard Energy ETF	57,094	4,370,546
Vanguard FTSE All World ex-US Small-Cap ETF (D)	20,095	2,647,114
Vanguard FTSE Developed Markets ETF	107,038	5,319,789
Vanguard FTSE Emerging Markets ETF (D)	48,891	2,404,948
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Global ex-U.S. Real Estate ETF	26,517	$1,463,473
Vanguard Health Care ETF (D)	8,497	2,108,785
Vanguard Information Technology ETF	2,380	1,065,502
Vanguard Intermediate-Term Corporate Bond ETF (D)	274,953	25,680,610
Vanguard Materials ETF	15,727	2,898,801
Vanguard Mid-Cap ETF	24,473	6,021,826
Vanguard Real Estate ETF	41,256	4,403,665
Vanguard S&P 500 ETF	7,494	3,140,436
Vanguard Short-Term Corporate Bond ETF	121,658	9,921,210
Vanguard Small-Cap ETF	6,343	1,393,240
Vanguard Total Bond Market ETF	246,069	21,019,214
Xtrackers USD High Yield Corporate Bond ETF (D)	360,398	14,120,395

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $142,324,224)		$149,560,860
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$910,951	948,919
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,473,176	2,653,882
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,993,440	3,220,228
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	697,609	756,401
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	4,926,700	3,050,225
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	870,000	510,391
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	6,818,000	4,060,215
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	4,015,300	2,518,394

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,969,531)		$17,718,655
SHORT-TERM INVESTMENTS - 18.0%
Short-term funds - 18.0%
John Hancock Collateral Trust, 0.0000% (C)(E)	3,813,306	38,152,512
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $38,154,282)		$38,153,564
Total investments (Cost $234,923,137) - 118.0%		$250,796,871
Other assets and liabilities, net - (18.0%)		(38,177,892)
TOTAL NET ASSETS - 100.0%		$212,618,979
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 20.1%
Equity - 20.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	840,795	$12,359,687
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $10,365,959)		$12,359,687
UNAFFILIATED INVESTMENT COMPANIES - 71.3%
Exchange-traded funds - 71.3%
Invesco Senior Loan ETF	134,924	$2,941,343
iShares Global Infrastructure ETF	9,313	422,345
iShares MSCI Global Min Vol Factor ETF	27,824	2,884,792
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	17,402	495,957
Vanguard Dividend Appreciation ETF	11,794	1,910,510
Vanguard Emerging Markets Government Bond ETF	43,180	3,304,565
Vanguard Energy ETF	16,505	1,263,458
Vanguard FTSE All World ex-US Small-Cap ETF	4,610	607,275
Vanguard FTSE Developed Markets ETF	24,119	1,198,714
Vanguard FTSE Emerging Markets ETF (D)	4,507	221,699
Vanguard Global ex-U.S. Real Estate ETF	7,663	422,921
Vanguard Intermediate-Term Corporate Bond ETF	89,867	8,393,578
Vanguard Materials ETF (D)	4,518	832,758
Vanguard Mid-Cap ETF	4,207	1,035,174
Vanguard Real Estate ETF	11,865	1,266,470
Vanguard S&P 500 ETF	3,203	1,342,249
Vanguard Short-Term Corporate Bond ETF	49,088	4,003,126
Vanguard Small-Cap ETF	839	184,286
Vanguard Total Bond Market ETF	80,408	6,868,451
Xtrackers USD High Yield Corporate Bond ETF	108,763	4,261,339

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,415,410)		$43,861,010
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$362,075	377,166
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	980,722	1,052,380
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,186,120	1,275,982
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	277,161	300,519
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	903,300	559,252
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	160,000	93,865
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	1,251,000	744,988
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	735,100	461,054

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,721,658)		$4,865,206
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 0.0000% (C)(E)	365	3,653
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	59,379	59,379
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $63,032)	$63,032
Total investments (Cost $57,566,059) - 99.4%	$61,148,935
Other assets and liabilities, net - 0.6%	371,898
TOTAL NET ASSETS - 100.0%	$61,520,833
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 14.5%
Equity - 14.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	452,182	$6,647,079

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,832,146)		$6,647,079
UNAFFILIATED INVESTMENT COMPANIES - 77.7%
Exchange-traded funds - 77.7%
Invesco Senior Loan ETF	122,039	2,660,450
iShares Global Infrastructure ETF	6,978	316,452
iShares MSCI Global Min Vol Factor ETF	21,071	2,184,641
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	13,854	394,839
Vanguard Dividend Appreciation ETF (D)	8,941	1,448,353
Vanguard Emerging Markets Government Bond ETF (D)	34,605	2,648,321
Vanguard Energy ETF	12,100	926,255
Vanguard FTSE All World ex-US Small-Cap ETF	2,562	337,492
Vanguard FTSE Developed Markets ETF	22,652	1,125,804
Vanguard Global ex-U.S. Real Estate ETF	5,731	316,294
Vanguard Intermediate-Term Corporate Bond ETF	75,602	7,061,227
Vanguard Materials ETF	3,379	622,817
Vanguard Mid-Cap ETF	1,811	445,615
Vanguard Real Estate ETF	8,849	944,542
Vanguard S&P 500 ETF	2,587	1,084,108
Vanguard Short-Term Corporate Bond ETF	48,459	3,951,831
Vanguard Total Bond Market ETF	67,646	5,778,322
Xtrackers USD High Yield Corporate Bond ETF (D)	87,993	3,447,566

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,015,482)		$35,694,929
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$359,817	374,814
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	974,138	1,045,315
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	1,175,926	1,265,016
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	273,396	296,437
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	317,100	196,323
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	56,000	32,853
MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	439,000	$261,431
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	258,900	162,382

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,552,700)		$3,634,571
SHORT-TERM INVESTMENTS - 11.3%
Short-term funds - 11.3%
John Hancock Collateral Trust, 0.0000% (C)(E)	517,177	5,174,412
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	1,052	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $5,175,643)		$5,175,464
Total investments (Cost $49,575,971) - 111.4%		$51,152,043
Other assets and liabilities, net - (11.4%)		(5,221,240)
TOTAL NET ASSETS - 100.0%		$45,930,803
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 11-30-21.
(D)	All or a portion of this security is on loan as of 11-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,734,506	$5,734,506	—	—
Unaffiliated investment companies	3,744,545	3,744,545	—	—
U.S. Government and Agency obligations	192,668	—	$192,668	—
Short-term investments	84,982	84,982	—	—
Total investments in securities	$9,756,701	$9,564,033	$192,668	—

Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$60,078,370	$60,078,370	—	—
Unaffiliated investment companies	39,276,535	39,276,535	—	—
U.S. Government and Agency obligations	2,026,367	—	$2,026,367	—
Short-term investments	712,031	712,031	—	—
Total investments in securities	$102,093,303	$100,066,936	$2,026,367	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
|	9

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2055 Lifetime Portfolio (continued)
Affiliated investment companies	$132,449,631	$132,449,631	—	—
Unaffiliated investment companies	86,504,889	86,504,889	—	—
U.S. Government and Agency obligations	4,445,245	—	$4,445,245	—
Short-term investments	1,312,416	1,312,416	—	—
Total investments in securities	$224,712,181	$220,266,936	$4,445,245	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$174,563,661	$174,563,661	—	—
Unaffiliated investment companies	113,640,814	113,640,814	—	—
U.S. Government and Agency obligations	5,876,855	—	$5,876,855	—
Short-term investments	1,052	1,052	—	—
Total investments in securities	$294,082,382	$288,205,527	$5,876,855	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$229,875,294	$229,875,294	—	—
Unaffiliated investment companies	152,651,834	152,651,834	—	—
U.S. Government and Agency obligations	8,352,890	—	$8,352,890	—
Short-term investments	3,707,890	3,707,890	—	—
Total investments in securities	$394,587,908	$386,235,018	$8,352,890	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$219,203,574	$219,203,574	—	—
Unaffiliated investment companies	175,834,182	175,834,182	—	—
U.S. Government and Agency obligations	15,919,867	—	$15,919,867	—
Short-term investments	13,799,954	13,799,954	—	—
Total investments in securities	$424,757,577	$408,837,710	$15,919,867	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$235,019,987	$235,019,987	—	—
Unaffiliated investment companies	226,710,029	226,710,029	—	—
U.S. Government and Agency obligations	26,754,016	—	$26,754,016	—
Short-term investments	10,569,866	10,569,866	—	—
Total investments in securities	$499,053,898	$472,299,882	$26,754,016	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$217,391,398	$217,391,398	—	—
Unaffiliated investment companies	257,591,418	257,591,418	—	—
U.S. Government and Agency obligations	38,479,933	—	$38,479,933	—
Short-term investments	21,487,383	21,487,383	—	—
Total investments in securities	$534,950,132	$496,470,199	$38,479,933	—

10	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$140,940,705	$140,940,705	—	—
Unaffiliated investment companies	239,719,631	239,719,631	—	—
U.S. Government and Agency obligations	35,656,004	—	$35,656,004	—
Short-term investments	27,817,525	27,817,525	—	—
Total investments in securities	$444,133,865	$408,477,861	$35,656,004	—

Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$45,363,792	$45,363,792	—	—
Unaffiliated investment companies	149,560,860	149,560,860	—	—
U.S. Government and Agency obligations	17,718,655	—	$17,718,655	—
Short-term investments	38,153,564	38,153,564	—	—
Total investments in securities	$250,796,871	$233,078,216	$17,718,655	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$12,359,687	$12,359,687	—	—
Unaffiliated investment companies	43,861,010	43,861,010	—	—
U.S. Government and Agency obligations	4,865,206	—	$4,865,206	—
Short-term investments	63,032	63,032	—	—
Total investments in securities	$61,148,935	$56,283,729	$4,865,206	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,647,079	$6,647,079	—	—
Unaffiliated investment companies	35,694,929	35,694,929	—	—
U.S. Government and Agency obligations	3,634,571	—	$3,634,571	—
Short-term investments	5,175,464	5,175,464	—	—
Total investments in securities	$51,152,043	$47,517,472	$3,634,571	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2065 Lifetime Portfolio
Strategic Equity Allocation	390,102	$3,683,854	$2,216,187	$(59,956)	$13,034	$(118,613)	—	—	$5,734,506
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	71,166	$2,426,780	$14,660,110	$(16,374,584)	$(129)	$(150)	$1,916	—	$712,027
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	4,086,964	$55,994,335	$6,304,314	$(1,164,811)	$155,262	$(1,210,730)	—	—	$60,078,370
					$155,133	$(1,210,880)	$1,916	—	$60,790,397
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	131,070	$10,508,365	$16,402,771	$(25,598,904)	$(272)	$(596)	$2,930	—	$1,311,364
Strategic Equity Allocation	9,010,179	125,816,454	9,606,514	(571,465)	78,725	(2,480,597)	—	—	132,449,631
					$78,453	$(2,481,193)	$2,930	—	$133,760,995
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	—	$7,666,774	$13,535,698	$(21,201,035)	$503	$(1,940)	$4,955	—	—
Strategic Equity Allocation	11,875,079	164,790,558	14,095,440	(1,247,137)	166,693	(3,241,893)	—	—	$174,563,661
					$167,196	$(3,243,833)	$4,955	—	$174,563,661
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	315,524	$15,825,925	$79,276,419	$(91,944,078)	$(504)	$(917)	$8,408	—	$3,156,845
Strategic Equity Allocation	15,637,775	220,205,034	16,334,286	(2,539,580)	320,558	(4,445,004)	—	—	229,875,294
					$320,054	$(4,445,921)	$8,408	—	$233,032,139
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	1,317,462	$13,169,427	$43,462,460	$(43,448,649)	$(278)	$(1,626)	$7,204	—	$13,181,334
Strategic Equity Allocation	14,911,808	209,999,372	14,272,020	(1,068,580)	160,397	(4,159,635)	—	—	219,203,574
					$160,119	$(4,161,261)	$7,204	—	$232,384,908
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	1,021,692	$25,186,339	$22,139,275	$(37,100,332)	$(1,106)	$(2,046)	$13,370	—	$10,222,130
Strategic Equity Allocation	15,987,754	219,246,981	21,347,824	(1,320,463)	199,179	(4,453,534)	—	—	235,019,987
					$198,073	$(4,455,580)	$13,370	—	$245,242,117
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	2,147,538	$16,058,781	$15,196,515	$(9,765,615)	$(52)	$(3,298)	$17,002	—	$21,486,331
Strategic Equity Allocation	14,788,530	200,813,026	22,549,487	(1,976,360)	346,954	(4,341,709)	—	—	217,391,398
					$346,902	$(4,345,007)	$17,002	—	$238,877,729
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	2,780,229	$12,154,680	$37,972,250	$(22,308,490)	$2,144	$(4,111)	$12,692	—	$27,816,473
Strategic Equity Allocation	9,587,803	131,584,044	14,426,187	(2,562,225)	464,180	(2,971,481)	—	—	140,940,705
					$466,324	$(2,975,592)	$12,692	—	$168,757,178
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	3,813,306	$10,734,062	$108,761,260	$(81,340,233)	$558	$(3,135)	$16,589	—	$38,152,512
Strategic Equity Allocation	3,085,972	42,896,823	6,398,031	(3,126,132)	622,544	(1,427,474)	—	—	45,363,792
					$623,102	$(1,430,609)	$16,589	—	$83,516,304
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	365	—	$25,101,078	$(25,097,000)	$(425)	—	$3,334	—	$3,653
Strategic Equity Allocation	840,795	$11,456,690	1,899,924	(763,589)	133,446	$(366,784)	—	—	12,359,687
					$133,021	$(366,784)	$3,334	—	$12,363,340
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	517,177	$298,657	$16,769,945	$(11,893,815)	$(123)	$(252)	$4,235	—	$5,174,412
Strategic Equity Allocation	452,182	6,009,674	2,084,797	(1,337,025)	270,737	(381,104)	—	—	6,647,079
					$270,614	$(381,356)	$4,235	—	$11,821,491
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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